Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2025
Subscription warrants - indemnification
Subscription warrants - indemnification
19. Subscription warrants – indemnification

Because of the association between the Company and Extrafarma on January 31, 2014, 7 subscription warrants – indemnification were issued, corresponding to up to 6,411,244 shares of the Company.

On February 15, 2023, August 9, 2023, February 28, 2024, August 7, 2024, February 26, 2025 and August 13, 2025, the Board of Directors confirmed the issuance of 31,211, 8,199, 191,778, 35,235, 67,679 and 342,691, respectively, common shares within the authorized capital limit provided by article 6 of the Company’s Bylaws, due to the partial exercise of the rights conferred by the subscription warrants.

As set out in the association agreement between the Company and Extrafarma of January 31, 2014 and due to the unfavorable decisions on some lawsuits with triggering events prior to January 31, 2014, 792,065 shares linked to the subscription warrants – indemnification were canceled and not issued. As of December 31, 2025, R$ 14,317 was recorded as financial expense (financial income of R$ 31,657 as of December 31, 2024 and financial expenses of R$ 45,084 as of December 31, 2023) due to the update of subscription warrants, and 2,579,497 shares linked to subscription warrants – indemnification remain retained, which may be issued or canceled depending on whether the final decisions on the lawsuits will be favorable or unfavorable, being the maximum number of shares that can be issued in the future, totaling R$ 53,911 (R$ 47,745 as of December 31, 2024).